Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders - Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Apr. 01, 2018	Mar. 31, 2018
Equity [abstract]
Preferred securities issued by subsidiaries	¥ 586,630		¥ 730,153
Others	546,877		502,827
Total non-controlling interests	¥ 1,133,507	¥ 1,233,230	¥ 1,232,980